Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Total assets	$ 16,722	$ 25,735	$ 55,458
Warrant [Member]
Liabilities
Liabilities	180	232	1,105
Cash [Member]
Assets
Total assets	2,728	1,800	14,034
Money market securities (cash equivalents) [Member]
Assets
Total assets	12,962	11,931	20,276
Corporate bonds and commercial paper (cash equivalents) [Member]
Assets
Total assets		1,502
Government securities [Member]
Assets
Total assets		2,000
Restricted cash [Member]
Assets
Total assets	272	272	272
Corporate bonds and commercial paper (short term investments) [Member]
Assets
Total assets	760	8,230	20,876
Level 1 [Member]
Assets
Total assets	15,962	17,505	34,582
Level 1 [Member] | Cash [Member]
Assets
Total assets	2,728	1,800	14,034
Level 1 [Member] | Money market securities (cash equivalents) [Member]
Assets
Total assets	12,962	11,931	20,276
Level 1 [Member] | Corporate bonds and commercial paper (cash equivalents) [Member]
Assets
Total assets		1,502
Level 1 [Member] | Government securities [Member]
Assets
Total assets		2,000
Level 1 [Member] | Restricted cash [Member]
Assets
Total assets	272	272	272
Level 2 [Member]
Assets
Total assets	760	8,230	20,876
Level 2 [Member] | Corporate bonds and commercial paper (short term investments) [Member]
Assets
Total assets	760	8,230	20,876
Level 3 [Member] | Warrant [Member]
Liabilities
Liabilities	$ 180	$ 232	$ 1,105